Share-Based Payment - Schedule of Share-Based Payment Transactions Related to Employee Stock Options and Restricted Stocks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment [Abstract]
Share based payments	$ 483,592	$ 250,952	$ 118,800